FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENT
Transfers of financial assets from level 1 to 2	$ 0
Transfers of financial assets from level 2 to 1	0
Transfers of financial assets into 3	0
Transfers of financial assets from 3	0
Transfers of financial liabilities from level 1 to 2	0
Transfers of financial liabilities from level 2 to 1	0
Transfers of financial liabilities into 3	0
Transfers of financial liabilities from 3	0
Long term debt
FAIR VALUE MEASUREMENT
Total financial liabilities	1,261,500	$ 1,724,100
Fair value measurement at Recurring basis
FAIR VALUE MEASUREMENT
Total financial assets	350,095	369,359
Total financial liabilities	78,114	22,089
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities	78,114	22,089
Fair value measurement at Recurring basis | Trade receivables.
FAIR VALUE MEASUREMENT
Total financial assets	8,579	13,545
Fair value measurement at Recurring basis | Equity securities (FVOCI)
FAIR VALUE MEASUREMENT
Total financial assets	304,618	268,950
Fair value measurement at Recurring basis | Share purchase warrants (FVPL)
FAIR VALUE MEASUREMENT
Total financial assets	28,124	74,559
Fair value measurement at Recurring basis | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	8,774	12,305
Fair value measurement at Recurring basis | Level 1
FAIR VALUE MEASUREMENT
Total financial assets	279,303	244,876
Fair value measurement at Recurring basis | Level 1 | Equity securities (FVOCI)
FAIR VALUE MEASUREMENT
Total financial assets	279,303	244,876
Fair value measurement at Recurring basis | Level 2
FAIR VALUE MEASUREMENT
Total financial assets	70,792	124,483
Total financial liabilities	78,114	22,089
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial liabilities	78,114	22,089
Fair value measurement at Recurring basis | Level 2 | Trade receivables.
FAIR VALUE MEASUREMENT
Total financial assets	8,579	13,545
Fair value measurement at Recurring basis | Level 2 | Equity securities (FVOCI)
FAIR VALUE MEASUREMENT
Total financial assets	25,315	24,074
Fair value measurement at Recurring basis | Level 2 | Share purchase warrants (FVPL)
FAIR VALUE MEASUREMENT
Total financial assets	28,124	74,559
Fair value measurement at Recurring basis | Level 2 | Fair value of derivative financial instruments
FAIR VALUE MEASUREMENT
Total financial assets	$ 8,774	$ 12,305